Federated Adviser Series
(Formerly, Federated MDT Equity Trust)
Federated MDT Large Cap Value Fund
CLASS A SHARES (TICKER FSTRX)
CLASS B SHARES (TICKER QBLVX)
CLASS C SHARES (TICKER QCLVX)
CLASS R SHARES (TICKER QRLVX)
INSTITUTIONAL SHARES (TICKER FMSTX)
SERVICE SHARES (TICKER FSTKX)
CLASS R6 SHARES (TICKER FSTLX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018
Effective August 15, 2018, the Board of Trustees approved the name change of Federated MDT Equity Trust to Federated Adviser Series.
September 4, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454453 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.